Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross amount of goodwill
Balance at beginning of period	SFr 8,554	SFr 8,657
Goodwill acquired during the period	131
Foreign currency translation impact	(316)	(62)
Other	(52)	(41)
Balance at end of period	8,317	8,554
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,426	4,663
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	607	615
Goodwill acquired during the period	0
Foreign currency translation impact	(29)	(5)
Other	(3)	(3)
Balance at end of period	575	607
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	575	607
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,494	1,544
Goodwill acquired during the period	9
Foreign currency translation impact	(112)	(22)
Other	(39)	(28)
Balance at end of period	1,352	1,494
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,352	1,494
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	995	1,018
Goodwill acquired during the period	98
Foreign currency translation impact	(62)	(13)
Other	(10)	(10)
Balance at end of period	1,021	995
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	SFr 1,021	995
Percentage by which goodwill fair value exceeds carrying value	6.00%
Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	SFr 5,446	5,468
Goodwill acquired during the period	24
Foreign currency translation impact	(113)	(22)
Other	0	0
Balance at end of period	5,357	5,446
Accumulated impairment
Balance at beginning of period	3,879	3,879
Balance at end of period	3,879	3,879
Net book value
Net book value	SFr 1,478	1,567
Operating Segments | Global Markets (old)
Net book value
Percentage by which goodwill fair value exceeds carrying value	11.00%
Operating Segments | Investment Banking & Capital Markets (old)
Net book value
Percentage by which goodwill fair value exceeds carrying value	13.00%
Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	SFr 12
Bank
Gross amount of goodwill
Balance at beginning of period	7,851	7,947
Goodwill acquired during the period	131
Foreign currency translation impact	(284)	(55)
Other	(52)	(41)
Balance at end of period	7,646	7,851
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	3,755	3,960
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	589	597
Goodwill acquired during the period	0
Foreign currency translation impact	(30)	(5)
Other	(2)	(3)
Balance at end of period	557	589
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	557	589
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,481	1,531
Goodwill acquired during the period	9
Foreign currency translation impact	(113)	(22)
Other	(39)	(28)
Balance at end of period	1,338	1,481
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,338	1,481
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	986	1,009
Goodwill acquired during the period	98
Foreign currency translation impact	(68)	(13)
Other	(11)	(10)
Balance at end of period	1,005	986
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,005	986
Bank | Operating Segments | Investment Bank
Gross amount of goodwill
Balance at beginning of period	4,783	4,798
Goodwill acquired during the period	24
Foreign currency translation impact	(73)	(15)
Other	0	0
Balance at end of period	4,734	4,783
Accumulated impairment
Balance at beginning of period	3,879	3,879
Balance at end of period	3,879	3,879
Net book value
Net book value	855	SFr 904
Bank | Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	SFr 12